SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11. SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the consolidated financial statements are issued.

Offering Status

As of March 27, 2017, the Company had sold 4,371,458 shares of common stock in the Offering, for aggregate gross offering proceeds of $43,714,584, including 51,172 shares of common stock sold under its distribution reinvestment plan for aggregate gross offering proceeds of $511,723.

Distributions

On January 10, 2017, the Company’s board of directors declared dividends based on daily record dates for the period December 1, 2016 through December 31, 2016 at a rate of $0.00188172 per share per day, or $120,956, on the outstanding shares of the Company’s common stock, which the Company paid distributions on January 10, 2017.

On February 10, 2017, the Company’s board of directors declared dividends based on daily record dates for the period January 1, 2017 through January 31, 2017 at a rate of $0.00188172 per share per day, or $161,324, on the outstanding shares of the Company’s common stock, which the Company paid distributions on February 10, 2017.

On March 10, 2017, the Company’s board of directors declared dividends based on daily record dates for the period February 1, 2017 through February 28, 2017 at a rate of $0.00208333 per share per day, or$161,324, on the outstanding shares of the Company’s common stock, which the Company paid distributions on March 10, 2017.

Acquisitions

On March 7, 2017, the Company, through a wholly-owned subsidiary, acquired an office building (“Northrop Grumman”) leased to Northrop Grumman, totaling approximately 107,419 square feet, located in Melbourne, Florida. The seller is not affiliated with the Company or the Advisor. The aggregate purchase price for Northrop Grumman was $13,270,000 plus closing costs. The Company is in process of assessing the fair value of the acquired tangible assets and any applicable intangible assets and liabilities for this asset acquisition.

On March 27, 2017, the Company, through a wholly-owned subsidiary, acquired an office building (“Exp Maitland”) leased to exp US Services, totaling approximately 34,262 square feet, located in Maitland, Florida. The seller is not affiliated with the Company or the Advisor. The aggregate purchase price for Exp Maitland was $6,750,000 plus closing costs. The Company is in process of assessing the fair value of the acquired tangible assets and any applicable intangible assets and liabilities for this asset acquisition.

Probable Acquisition

On February 9, 2017, we entered into an agreement to acquire a 70,960 square foot retail property in Dallas/Fort Worth, Texas that is leased to Harley Davidson. We expect to close the acquisition of this property in April 2017 for a purchase price of $12,750,000, with no initial mortgage financing.

Debt Financing

On March 14, 2016, we obtained a $3,986,988 mortgage loan through a nonaffiliated lender. The loan is secured by 1905 Hallowell, 409 US Route, 23 Wert Drive, 6696 State Route, 7970 E Harbor Rd, and 5405 Tiffin Ave (collectively referred to as the “Dollar General properties”). The mortgage loan has a fixed interest rate of 4.69% and matures on April 1, 2022.

On March 28, 2017, we obtained a $4,758,000 mortgage loan through a nonaffiliated lender. The loan is secured by 5900 Highway, Cedar Park, TX (“Dana”). The mortgage loan has a fixed interest rate of 4.56% per annum and matures on April 1, 2023.